Average Annual Total Returns - A C I Shares - JPMorgan Growth Advantage Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	45.19%	21.53%	17.88%	41.67%	19.66%	16.60%	28.82%	17.15%	14.87%	51.51%	22.24%	18.06%	53.66%	23.14%	18.78%	38.26%	20.67%	16.93%